Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, plant and equipment
Summary of property, plant and equipment

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2023
Cost
At March 31, 2022	13,725.8	134.9	138.6	85.4	5.3	14,090.0
Additions in year	1,747.0	20.4	9.8	6.6	0.1	1,783.9
Supplier Reimbursements*	(127.5)	—	—	—	—	(127.5)
Disposals in year	(220.5)	—	(0.1)	—	—	(220.6)
At March 31, 2023	15,124.8	155.3	148.3	92.0	5.4	15,525.8
Depreciation
At March 31, 2022	4,795.0	39.3	78.9	76.5	5.2	4,994.9
Charge for year	815.5	3.9	14.8	4.8	0.2	839.2
Eliminated on disposal	(217.5)	—	0.1	0.2	—	(217.2)
At March 31, 2023	5,393.0	43.2	93.8	81.5	5.4	5,616.9
Net book value
At March 31, 2023	9,731.8	112.1	54.5	10.5	—	9,908.9

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2022
Cost
At March 31, 2021	12,595.1	124.1	131.9	85.2	5.3	12,941.6
Additions in year	1,600.5	10.8	7.3	4.8	—	1,623.4
Supplier Reimbursements*	(113.9)	—	—	—	—	(113.9)
Disposals in year	(355.9)	—	(0.6)	(4.6)	—	(361.1)
At March 31, 2022	13,725.8	134.9	138.6	85.4	5.3	14,090.0
Depreciation
At March 31, 2021	4,402.2	34.0	64.9	74.5	4.9	4,580.5
Charge for year	638.2	5.3	14.5	6.5	0.3	664.8
Eliminated on disposal	(245.4)	—	(0.5)	(4.5)	—	(250.4)
At March 31, 2022	4,795.0	39.3	78.9	76.5	5.2	4,994.9
Net book value
At March 31, 2022	8,930.8	95.6	59.7	8.9	0.1	9,095.1

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2021
Cost
At March 31, 2020	13,278.9	107.4	127.8	80.7	5.0	13,599.8
Additions in year	274.4	16.7	4.1	4.5	0.3	300.0
Supplier Reimbursements*	(377.6)	—	—	—	—	(377.6)
Contractual amendments*	(496.9)	—	—	—	—	(496.9)
Disposals in year	(83.7)	—	—	—	—	(83.7)
At March 31, 2021	12,595.1	124.1	131.9	85.2	5.3	12,941.6
Depreciation
At March 31, 2020	4,009.9	29.7	50.6	67.1	4.5	4,161.8
Charge for year	476.0	4.3	14.3	7.4	0.4	502.4
Eliminated on disposal	(83.7)	—	—	—	—	(83.7)
At March 31, 2021	4,402.2	34.0	64.9	74.5	4.9	4,580.5
Net book value
At March 31, 2021	8,192.9	90.1	67.0	10.7	0.4	8,361.1